SHARE-BASED COMPENSATION (Details 4) - $ / shares		6 Months Ended	12 Months Ended
		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Issued And Outstanding, Beginning Balance		20,888,394
Vested, Beginning Balance	[1]	897,294
Issued And Outstanding, Granted		19,288,397
Vested, Granted	[1]
Weighted Average fair Value, Granted		$ 0.32
Issued And Outstanding, Forfeiture of Restricted Stock	[2]	(5,218,765)
Vested, Forfeiture of Restricted Stock	[1],[2]
Weighted Average fair Value, Forfeiture of Restricted Stock	[2]	$ (0.37)
Issued And Outstanding, Redemption of Vested Stock		(9,284,306)
Vested, Redemption of Vested Stock	[1]	(9,284,306)
Weighted Average fair Value, Redemption of Vested Stock		$ (0.44)
Vesting of Restricted Stock
Vested, Vesting of Restricted Stock	[1]	9,004,649
WeightedAverage Fair Value, Vesting of Restricted Stock		$ 0.41
Issued And Outstanding, Ending Balance		25,673,720
Vested, Ending Balance	[1]	617,667
Weighted-Average Volatility		52.60%
Medmen Enterprises Inc. [Member]
Issued And Outstanding, Beginning Balance			7,159,164	1,018,861
Vested, Beginning Balance			192,459	2,962
Issued And Outstanding, Granted			31,632,112	7,443,954
Vested, Granted
Weighted Average fair Value, Granted			$ 0.17	$ 0.73
Issued And Outstanding, Forfeiture of Restricted Stock			(6,244,589)	(974,103)
Vested, Forfeiture of Restricted Stock
Weighted Average fair Value, Forfeiture of Restricted Stock			$ (0.19)	$ (2.69)
Issued And Outstanding, Redemption of Vested Stock			(11,658,293)	(329,548)
Vested, Redemption of Vested Stock			(11,658,293)	(329,548)
Weighted Average fair Value, Redemption of Vested Stock			$ (0.21)	$ (3.14)
Vested, Vesting of Restricted Stock			10,680,711	519,045
WeightedAverage Fair Value, Vesting of Restricted Stock			$ 0.24	$ 2.28
Issued And Outstanding, Ending Balance			20,888,394
Vested, Ending Balance			(785,123)
Weighted-Average Stock Price				$ 2.65
Weighted-Average Probability				6.00%
Weighted-Average Term in Years				3 years
Weighted-Average Volatility			90.01%	83.30%

[1]	Restricted stock units were issued on September 24, 2021 and vests 37.5% on the first anniversary, 12.5% on the second anniversary, 37.5% on the third anniversary, and 12.5% on the fourth anniversary of the grant date.
[2]	Restricted stock units were forfeited upon resignation of certain employees prior to their vesting during the six months ended December 25, 2021.